Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities
Summary of fair value of derivative financial instruments as well as their classification on the consolidated balance sheets

	As of March 31, 2020
	Balance Sheet	Fair Value
	Location	Asset (Liability)
Derivatives designated as hedging instruments:
Interest rate swap agreements	Other current liabilities	$(5,373,647)
Interest rate swap agreements	Other long-term liabilities	(13,675,476)
Total derivatives designated as hedging instruments		$(19,049,123)

	As of December 31, 2019
	Balance Sheet	Fair Value
	Location	Asset (Liability)
Derivatives designated as hedging instruments:
Interest rate swap agreements	Other current liabilities	$(2,157,324)
Interest rate swap agreements	Other long-term liabilities	(6,181,964)
Total derivatives designated as hedging instruments		$(8,339,288)

	As of December 31, 2019
	Balance Sheet	Fair Value
	Location	Asset (Liability)
Derivatives designated as hedging instruments:
Interest rate swap agreements	Other current liabilities	$(2,157,324)
Interest rate swap agreements	Other long-term liabilities	(6,181,964)

Total derivatives designated as hedging instruments		$(8,339,288)

	As of December 31, 2018
	Balance Sheet	Fair Value
	Location	Asset (Liability)
Derivatives not designated as hedging instruments:
Interest rate swap agreements	Prepaid and other current assets	$943,134
Interest rate swap agreements	Other current liabilities	(396,302)
Total derivatives not designated as hedging instruments		$546,832

Summary of effect of cash flow hedge accounting on accumulated other comprehensive income

	Year Ended December 31, 2019
	Amount of Gain	Location of Gain	Amount of Gain
	or (Loss)	or (Loss) Reclassified	or (Loss) Reclassified
	Recognized in	from Accumulated	from Accumulated
	OCI on Derivative	OCI into Income	OCI into Income
Derivatives in cash flow hedging relationships:
Interest rate swap agreements	$3,469,643	Interest expense	$932,807
Total	$3,469,643		$932,807

Summary of the effect of derivative financial instruments that were not designated as hedging instruments on the consolidated statements of income (loss)

	Year Ended December 31, 2019
	Location of Gain or (Loss)	Amount of Gain or (Loss)
	Recognized in Loss	Recognized in Loss
	on Derivative	on Derivative
Derivatives Not Designated as Hedging Instruments:
Interest rate swap agreements	Interest Expense	$(12,358,728)
Total		$(12,358,728)

	Year Ended December 31, 2018
	Location of Gain or (Loss)	Amount of Gain or (Loss)
	Recognized in Income	Recognized in Income
	on Derivative	on Derivative
Derivatives Not Designated as Hedging Instruments:
Interest rate swap agreements	Interest Expense	$546,832
Total		$546,832